Note 11: Related Party Transactions	12 Months Ended
Dec. 31, 2015
Notes
Note 11: Related Party Transactions

NOTE 11:  Related Party Transactions

The technology behind the Company’s products, (“Technology Acquisition”) was acquired through an exclusive Irrevocable Patent Assignment.  See discussion Note 2(D) – Technology Acquisition, Note 10 – Commitments and Contingencies and Note 15 – Subsequent Events.

On April 1, 2011, the Company acquired AWG International Manufacturing Ltd., from the Company’s Chief Executive Officer by purchasing the one share issued and outstanding in AWG International Manufacturing Ltd. in exchange for one share of the Company’s common stock. The Company controls AWG International Manufacturing Ltd., a non-operating subsidiary which has no value attributed to it and as such the financial statements are not considered to be consolidated. See discussion Note 13 – Common Stock.

On April 19, 2012, the inventor/applicant of provisional patent application titled, “Atmospheric Water Generation System” Application No. 61/489,588, assigned all rights, title and interests to the Company. The technology associated with this patent application will be used for a future line of proposed G4 and G5 products.

Effective July 10, 2012, the initial base compensation of the named executive officers, Chief Executive Officer, Chief Operating Officer and Financial Officer was set at $120,000 annually. There are no formal employment agreements with the named executive officers.

On July 10, 2012, the board of directors authorized the issuance of 13,742,000 common stock options to Jeff Stockdale, the Company’s President and Chief Operating Officer and 14,947,000 common stock options to Jeff Mitchell, the Company’s Chief Financial Officer and Secretary. These common stock options have an exercise price of $0.18.  Mr. Mitchell's 14,947,000 common stock options expired on October 6, 2015.

On February 14, 2013, Keith White, as co-inventor, assigned the G2 patents to AWG International, Inc. The assigned patents include U.S. Patent No. 7,272,947, U.S. Patent 7,886,557, PCT Patent Application No. PCT/US/2005/031948, and all patents and patent applications throughout the world, including any divisions, reissues or continuations. The U.S. Patent 7,886,557 represents a patent derived from U.S. Patent No. 7,272,947, or an improvement to U.S. Patent No. 7,272,947.

On May 1, 2013, the board of directors authorized the issuance of 1,500,000 common stock options to Gordon Myers, the Company’s Director of Global Sales and Marketing. These common stock options have an exercise price of $0.17.  These common stock options expired on August 1, 2014.

On July 22, 2013, the board of directors authorized the issuance of 750,000 common stock options to Keith White, the Company’s Chief Executive Officer and Chief Technology Officer, Jeff Stockdale, the Company's President and Chief Operating Officer, and Jeff Mitchell, the Company's Chief Financial Officer and Secretary, collectively 2,250,000 common stock options. These common stock options have an exercise price of $0.11.  Mr. Mitchell's 750,000 common stock options expired on October 6, 2015.

The options vest over four (4) years.  After one year, one-quarter (25%) of the options vest.  Thereafter, the options vest 6.25% each quarter. The options have a ten (10) year term.

Using the Black Scholes model, the Company has assessed the financial statement presentation impact of the value ascribed to the issuance of 32,439,000 stock options to some of its executive management team members as approximately $5,402,500. After common stock option expirations listed above, the revised financial statement presentation impact of the value ascribed to the issuance of 15,242,000 stock options as approximately $3,902,460.  The Company will recognize the expense of issuing these options using the straight-line method over the 4-year term vesting term of the options. The estimated annual expense to the Company associated with these options is:

2016 $ 334,637
2017 $ 24,059

As of December 31, 2015, 12,008,825 of these stock options had vested and were exercisable at an average exercise price of $0.18. As of December 31, 2015, 3,233,176 were expected to be vested over the next two years. On October 6, 2015, 10,622,189 of the options vested at September 30, 2015 expired.

Stock Grant - On December 30, 2013, the Company’s Board of Directors adopted a stock grant program for officers and employees.  Originally, shares under this grant were to be issued by June 15, 2014. Jeff Stockdale and Keith White have elected defer these grants (3,352,500 each) which will remain unissued. Therefore, on August 5, 2014, the board of directors deferred the stock grant to January 1, 2015.  These shares were issued to Jeff Stockdale and Keith White on January 5, 2015 at $0.0389 per share.

On March 21, 2014, Jeff Mitchell, Chief Financial Officer and Secretary and the Company entered into a separation agreement whereby Mr. Mitchell resigned his executive officer positions. On March 21, 2014, the Board of Directors approved a separation agreement with Jeff Mitchell. The separation agreement provides for the payment of $43,750 of unpaid executive compensation, and a termination fee of $87,500, payment of health insurance premiums and reimbursement of cell phone expenses. On March 21, 2014, the Board of Directors nominated and appointed Jeff Mitchell to fill a vacancy on the Board of Directors. On July 6, 2015, Jeff Mitchell tendered his resignation as a member of the Board of Directors effective June 30, 2015. Stock options for Jeff Mitchell vested through June 30, 2015.  All of Mr. Mitchell's unexercised stock options expired on October 6, 2015.

At December 31, 2015 and 2014, the Company owed reimbursements to Officers of $2,485 and $500, respectively.  These amounts are listed under the caption Accounts payable -related parties on the Balance Sheets.

Additionally, at December 31, 2015 and 2014, the Company owed Officer compensation of $370,000 and $200,000, respectively.  These amounts are listed under the caption Accrued liabilities - related parties on the Balance Sheets.